Consolidated Statements of Earnings - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest income:
Loans	$ 9,956	$ 8,359
Securities	700	883
Other	117	47
Total interest income	10,773	9,289
Interest expense:
Deposits	829	697
Other borrowings	1	20
Total interest expense	830	717
Net interest income	9,943	8,572
Provision for loan losses	424	433
Net interest income after provision for loan losses	9,519	8,139
Noninterest income:
Service charges and fees on deposit accounts	250	152
Mortgage banking revenue	935	546
Income from bank-owned life insurance	49	49
Gain on sale of securities available for sale	102	95
Other income	294	228
Total noninterest income	1,630	1,070
Noninterest expenses:
Salaries and employee benefits	4,131	3,523
Occupancy and equipment	907	799
Professional fees	346	375
Advertising	487	425
FDIC/State Assessment	152	114
Software maintenance, amortization and other	501	413
Other	1,188	1,012
Total noninterest expenses	7,712	6,661
Earnings before income taxes	3,437	2,548
Income taxes	1,217	844
Net earnings	$ 2,220	$ 1,704
Basic earnings per share	$ 1.12	$ 0.88
Diluted earnings per share	$ 1.11	$ 0.87